Variable Interest Entities (Tables)	9 Months Ended
Sep. 30, 2020
OAK Street Health Inc and Affiliates [Member]
Summary of VIE Assets and Liabilities and Performance for the Physician Groups

The table below illustrates the VIE assets and liabilities and performance for the Physician Groups as of and for the periods ended:

	September 30, 2020	December 31, 2019
Total assets	$359,551	$252,629
Total liabilities	323,129	230,527

	For the Three-Months Ended		For the Nine-Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
Total revenues	$213,907	$135,433	$622,685	$378,024
Medical claims expense	153,417	96,921	439,449	257,192
Cost of care	14,548	10,824	44,082	28,004
Total operating expenses	$167,965	$107,745	$483,531	$285,196